Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 21, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2014